Financing Arrangements - Long-Term Debt Maturity Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 19.4
2020	8.1
2021	7.6
2022	127.3
2023	607.0
Thereafter	602.4
Aggregate maturities	$ 1,371.8	$ 1,323.5